SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year 2022	$ 402,668
Fiscal year 2023	564,743	$ 932,239
Fiscal year 2024	415,325	605,370
Fiscal year 2025	217,197	425,498
Fiscal year 2025		115,490
Purchased software, net	$ 1,599,933	$ 2,079,047	$ 2,835,117